CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,639,336)	$ (2,819,073)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for (recovery of) credit losses	10,500	(62,132)
Change in fair value of cryptocurrencies	7,725,219
Issuance costs and discounts of convertible debentures	1,822,881	543,605
Change in fair value of convertible debentures	(2,435,576)
Changes in operating assets and liabilities
Other receivables	(114,523)	766,593
Prepayments	(367,628)	(978,667)
Other payables and accrued liabilities	(89,138)	(375,528)
Net cash used in operating activities	(2,087,601)	(2,925,202)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance for long-term investment	(200,000)
Purchase of cryptocurrencies	(645,600)
Repayments from loans to third parties		1,545,888
Net cash (used in) provided by investing activities	(845,600)	1,545,888
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debentures, net of issuance costs	4,515,625
Payment of equity issuance costs	(1,153,093)
Net cash provided by financing activities	3,362,532
CHANGES IN CASH AND CASH EQUIVALENTS	429,331	(1,379,314)
CASH AND CASH EQUIVALENTS, beginning of period	55,639	1,409,070
CASH AND CASH EQUIVALENTS, end of period	484,970	29,756
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	613,505
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Conversion of convertible debenture into ordinary shares		$ 10,545
Issuance of convertible debenture in exchange for cryptocurrencies	10,000,000
Issuance of Class A Ordinary Shares in exchange for cryptocurrencies	6,000,000
Settlement of equity issuance costs using cryptocurrencies	645,600
Deemed dividend attributable to down round feature of warrants	$ 9,714,331